Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (177)	$ (588)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	189	1
Share based payment	398	35
Fair value revaluation of investment in shares		8
Fair value revaluation of warrant liability	(5,218)	211
Fair value revaluation in convertible notes		25
Finance expenses	3,059
Change in:
Other current assets	(105)	(7)
Deferred offering costs		(39)
Employees and payroll-related liabilities		(16)
Othrer payables and accrued expenses	33	33
Net cash used in operating activities	(1,821)	(337)
Cash flows from investing activities
Purchase of property and equipment	(2)
Net cash used in investing activities	(2)
Cash flows from financing activities
Proceeds from sale of investment in shares		28
Proceeds from issuance of convertible notes		151
Proceeds from issuance of ordinary shares, warrants and pre-funded warrants	15,097	177
Net cash provided by financing activities	15,097	356
Change in cash and cash equivalents	13,274	19
Cash and cash equivalents at the beginning of the year	2,554	4
Cash and cash equivalents at the end of the year	15,828	23
Non-cash financing activities:
Exercise of warrants into ordinary shares	11,100
IPO warrants exchange	1,635
Conversion of convertible notes into ordinary shares		225
Classification of warrant liability into Additional paid-in capital		$ 316